Organization and Description of Business (Details) - USD ($)			1 Months Ended
	Jun. 24, 2024	Nov. 21, 2023	Aug. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Jul. 03, 2024	Jul. 02, 2024	Jun. 25, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Combination
Common stock, par value (in dollars per share)	$ 0.0001				$ 0.0001				$ 0.0001
Number of shares of common stock per warrant or right	1
Exercise price of warrants (in dollars per share)	$ 11.50				9.65
Preferred stock, par value (in dollars per share)					$ 0.0001				$ 0.0001
Shares issued for services performed by A.G.P.			200,000	2,500
Common stock outstanding immediately following the closing of the Business Combination	14,692,820				15,362,278			14,692,820	4,639,643
Conversion price (in dollars per share)					$ 2.00
Goodwill	$ 59,900,694				$ 4,916,694
DHAC
Business Combination
Number of shares of common stock per warrant or right									1
Exercise price of warrants (in dollars per share)									$ 11.50
Excise tax payable									$ 72,396
Accounts payable and accrued liabilities, current
Business Combination
Excise tax payable										$ 72,395
Bridge Investor | Equity Purchase Agreement | DHAC
Business Combination
Maximum amount of shares issuable		$ 50,000,000
Term for shares to be issued		36 months
Quantum Investor | Quantum Purchase Agreement
Business Combination
Aggregate principal amount		$ 3,000,000
Original issue discount (in percentage)		7.00%
Quantum Investor | Quantum Purchase Agreement | DHAC
Business Combination
Aggregate principal amount		$ 3,000,000
Exchange Note
Business Combination
Conversion price (in dollars per share)	$ 10
Exchange Note | Bridge Investor | Bridge Exchange Agreement
Business Combination
Aggregate principal amount		2,523,744
Quantum Convertible Note
Business Combination
Aggregate principal amount		$ 3,000,000
Original issue discount (in percentage)		7.00%
Conversion price (in dollars per share)						$ 3.20		$ 10.00
Quantum Convertible Note | Quantum Investor
Business Combination
Aggregate principal amount		$ 3,000,000
Original issue discount (in percentage)		7.00%
Quantum Convertible Note | Quantum Investor | Quantum Purchase Agreement | DHAC
Business Combination
Aggregate principal amount		$ 3,000,000
Conversion price (in dollars per share)		$ 10.00
Equity Purchase Commitment Note
Business Combination
Principal amount of debt issuable		$ 500,000					$ 500,000
Conversion price (in dollars per share)		$ 10					$ 10
Equity Purchase Commitment Note | Bridge Investor | Equity Purchase Agreement
Business Combination
Principal amount of debt issuable							$ 500,000
Conversion price (in dollars per share)							$ 10
Equity Purchase Commitment Note | Bridge Investor | Equity Purchase Agreement | DHAC
Business Combination
Principal amount of debt issuable		$ 500,000
Conversion price (in dollars per share)		$ 10.00
Lenders under A&R Loan Conversion SPAs
Business Combination
Number of shares issued on conversion of debt	892,500
Common stock outstanding immediately following the closing of the Business Combination								892,500
DHAC founders
Business Combination
Common stock outstanding immediately following the closing of the Business Combination								3,432,000
DHAC stockholders
Business Combination
Common stock outstanding immediately following the closing of the Business Combination								57,000
VSee Lab stockholders
Business Combination
Common stock outstanding immediately following the closing of the Business Combination								5,246,354
iDoc stockholders
Business Combination
Common stock outstanding immediately following the closing of the Business Combination								4,950,000
Public stockholders formerly DHAC
Business Combination
Common stock outstanding immediately following the closing of the Business Combination								114,966
Series A Preferred Stock
Business Combination
Preferred stock, par value (in dollars per share)	$ 0.0001
Shares issued for services performed by A.G.P.		4,370
Series A Preferred Stock | Lenders under Loan Conversion SPAs
Business Combination
Number of shares issued on conversion of debt	1,788
DHAC
Business Combination
Common stock outstanding immediately following the closing of the Business Combination					3,603,933
Goodwill	$ 0
Other intangible assets	$ 0
iDoc
Business Combination
Number of shares of common stock called by each rights issued	994.38
VSee Lab
Business Combination
Number of shares of common stock per warrant or right	0.40